Schedule of Investments(a)
Invesco Investment Grade Defensive ETF (IIGD)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.31%
Aerospace & Defense-1.48%
Lockheed Martin Corp., 3.55%, 01/15/2026	$739,000	$800,633
Precision Castparts Corp., 3.25%, 06/15/2025	750,000	801,480
		1,602,113
Air Freight & Logistics-0.80%
United Parcel Service, Inc., 3.90%, 04/01/2025(b)	800,000	866,619
Banks-14.18%
Bank of America Corp., 4.20%, 08/26/2024	770,000	828,296
BBVA USA
2.50%, 08/27/2024	900,000	933,004
3.88%, 04/10/2025	650,000	701,385
Citibank N.A., 3.65%, 01/23/2024	700,000	739,528
Fifth Third Bancorp, 3.65%, 01/25/2024	815,000	858,055
Fifth Third Bank N.A., 3.95%, 07/28/2025	700,000	766,439
Huntington Bancshares, Inc., 2.63%, 08/06/2024	785,000	812,709
JPMorgan Chase & Co., 3.88%, 09/10/2024	750,000	801,816
KeyBank N.A., 3.30%, 06/01/2025	850,000	910,667
Manufacturers and Traders Trust Co., 2.90%, 02/06/2025	896,000	943,928
Truist Bank
3.20%, 04/01/2024	769,000	807,210
2.15%, 12/06/2024	700,000	719,572
1.50%, 03/10/2025	700,000	707,833
Truist Financial Corp.
3.75%, 12/06/2023	744,000	786,437
4.00%, 05/01/2025	769,000	833,789
1.20%, 08/05/2025(b)	847,000	844,429
U.S. Bank N.A., 2.05%, 01/21/2025	700,000	720,150
US Bancorp, 1.45%, 05/12/2025	806,000	812,738
Wells Fargo & Co., 3.00%, 04/22/2026	770,000	808,736
		15,336,721
Beverages-1.54%
Coca-Cola Co. (The), 1.45%, 06/01/2027(b)	810,000	803,631
PepsiCo, Inc., 2.25%, 03/19/2025	830,000	857,749
		1,661,380
Biotechnology-1.48%
Biogen, Inc., 4.05%, 09/15/2025	740,000	804,933
Gilead Sciences, Inc., 3.65%, 03/01/2026	742,000	800,779
		1,605,712
Capital Markets-6.90%
Bank of New York Mellon Corp. (The), 1.60%, 04/24/2025	800,000	808,951
Charles Schwab Corp. (The), 0.75%, 03/18/2024	821,000	818,039
CME Group, Inc., 3.00%, 03/15/2025	821,000	866,073
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	758,000	804,689
Morgan Stanley
3.88%, 01/27/2026	740,000	803,849
Series F, 3.88%, 04/29/2024	758,000	805,761
National Securities Clearing Corp., 0.40%, 12/07/2023(c)	900,000	894,512
S&P Global, Inc., 4.00%, 06/15/2025	730,000	795,017
State Street Corp., 3.55%, 08/18/2025	796,000	864,020
		7,460,911
	Principal Amount	Value
Chemicals-0.75%
Linde, Inc., 3.20%, 01/30/2026(b)	$759,000	$815,125
Communications Equipment-0.79%
Cisco Systems, Inc., 2.50%, 09/20/2026(b)	805,000	849,342
Consumer Finance-2.27%
American Express Co., 3.00%, 10/30/2024	810,000	851,370
American Express Credit Corp., 3.30%, 05/03/2027	710,000	763,267
Capital One Financial Corp., 3.30%, 10/30/2024	800,000	844,312
		2,458,949
Diversified Financial Services-5.32%
Berkshire Hathaway Energy Co., 4.05%, 04/15/2025(b)	749,000	815,810
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	753,000	806,350
Blackstone Holdings Finance Co. LLC, 1.63%, 08/05/2028(b)(c)	850,000	826,530
ERAC USA Finance LLC, 3.80%, 11/01/2025(c)	770,000	831,839
MidAmerican Energy Co., 3.65%, 04/15/2029	732,000	809,183
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	739,000	802,585
Nuveen LLC, 4.00%, 11/01/2028(c)	764,000	858,169
		5,750,466
Electric Utilities-5.96%
Duke Energy Carolinas LLC, 3.95%, 11/15/2028	711,000	794,618
Entergy Arkansas LLC, 3.50%, 04/01/2026	747,000	806,189
Entergy Louisiana LLC, 0.95%, 10/01/2024	825,000	817,750
Evergy, Inc., 2.45%, 09/15/2024	780,000	805,254
Florida Power & Light Co., 2.85%, 04/01/2025	757,000	792,888
NSTAR Electric Co., 3.20%, 05/15/2027(b)	772,000	829,563
Southern California Edison Co., Series E, 3.70%, 08/01/2025	745,000	799,955
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	759,000	804,785
		6,451,002
Electrical Equipment-0.77%
Emerson Electric Co., 0.88%, 10/15/2026	864,000	833,543
Energy Equipment & Services-0.74%
Schlumberger Investment S.A., 3.65%, 12/01/2023	762,000	798,140
Equity REITs-1.54%
Federal Realty Investment Trust, 3.95%, 01/15/2024	804,000	848,140
Public Storage, 1.50%, 11/09/2026	825,000	822,834
		1,670,974
Food Products-0.74%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	769,000	804,009
Gas Utilities-2.23%
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/2024	770,000	797,741
ONE Gas, Inc., 1.10%, 03/11/2024	811,000	800,245
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	790,000	813,488
		2,411,474
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Health Care Equipment & Supplies-3.88%
Abbott Laboratories, 3.75%, 11/30/2026	$724,000	$798,906
Ascension Health, Series B, 2.53%, 11/15/2029	804,000	839,917
Medtronic, Inc., 3.50%, 03/15/2025	803,000	859,751
Providence St. Joseph Health Obligated Group, Series 19-A, 2.53%, 10/01/2029	806,000	837,348
Stryker Corp., 3.50%, 03/15/2026	800,000	859,873
		4,195,795
Health Care Providers & Services-1.48%
McKesson Corp., 3.80%, 03/15/2024	750,000	791,528
UnitedHealth Group, Inc., 3.75%, 07/15/2025	741,000	804,601
		1,596,129
Industrial Conglomerates-0.75%
Honeywell International, Inc., 2.50%, 11/01/2026(b)	776,000	812,438
Insurance-12.93%
Allstate Corp. (The), 0.75%, 12/15/2025	832,000	814,388
Athene Global Funding, 0.95%, 01/08/2024(b)(c)	861,000	859,041
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	738,000	795,737
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(c)	831,000	819,508
F&G Global Funding, 0.90%, 09/20/2024(b)(c)	880,000	869,443
GA Global Funding Trust, 1.00%, 04/08/2024(c)	860,000	856,405
Jackson National Life Global Funding, 3.05%, 04/29/2026(c)	770,000	814,152
MassMutual Global Funding II, 2.75%, 06/22/2024(c)	700,000	732,201
MET Tower Global Funding, 0.70%, 04/05/2024(c)	800,000	795,250
MetLife, Inc., 3.60%, 04/10/2024	760,000	805,859
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(c)	800,000	866,680
New York Life Global Funding, 0.85%, 01/15/2026(c)	831,000	814,517
Northwestern Mutual Global Funding, 0.80%, 01/14/2026(c)	821,000	802,491
Nuveen Finance LLC, 4.13%, 11/01/2024(c)	799,000	864,876
Pacific Life Global Funding II, 1.38%, 04/14/2026(c)	820,000	821,073
Pricoa Global Funding I, 1.20%, 09/01/2026(c)	850,000	836,755
Principal Life Global Funding II, 3.00%, 04/18/2026(c)	767,000	813,905
		13,982,281
Interactive Media & Services-0.76%
Alphabet, Inc., 1.10%, 08/15/2030(b)	874,000	817,670
Internet & Direct Marketing Retail-0.79%
Amazon.com, Inc., 3.15%, 08/22/2027	797,000	859,012
IT Services-1.52%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	798,000	857,849
Visa, Inc., 3.15%, 12/14/2025	734,000	786,185
		1,644,034
Life Sciences Tools & Services-0.76%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	825,000	824,938
	Principal Amount	Value
Machinery-3.72%
Caterpillar Financial Services Corp., 0.45%, 05/17/2024(b)	$820,000	$809,951
Caterpillar, Inc., 3.40%, 05/15/2024	757,000	798,696
Deere & Co., 2.75%, 04/15/2025(b)	771,000	808,021
Illinois Tool Works, Inc., 2.65%, 11/15/2026	760,000	798,317
John Deere Capital Corp., 3.45%, 03/13/2025	750,000	804,859
		4,019,844
Media-0.84%
Sky Ltd. (United Kingdom), 3.75%, 09/16/2024(c)	850,000	909,592
Multiline Retail-0.82%
Target Corp., 2.25%, 04/15/2025	860,000	887,460
Multi-Utilities-3.00%
Black Hills Corp., 1.04%, 08/23/2024	814,000	807,328
Consolidated Edison, Inc., Series A, 0.65%, 12/01/2023	821,000	816,831
Public Service Enterprise Group, Inc., 2.88%, 06/15/2024	770,000	801,548
WEC Energy Group, Inc., 0.80%, 03/15/2024	825,000	819,041
		3,244,748
Oil, Gas & Consumable Fuels-5.33%
Chevron Corp., 1.55%, 05/11/2025	795,000	801,366
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.40%, 12/01/2026(c)	770,000	828,744
Chevron USA, Inc., 0.69%, 08/12/2025(b)	827,000	810,911
ConocoPhillips, 4.95%, 03/15/2026(b)	714,000	807,719
EOG Resources, Inc., 4.15%, 01/15/2026	798,000	877,184
Exxon Mobil Corp., 2.99%, 03/19/2025	770,000	811,183
Midwest Connector Capital Co. LLC, 3.90%, 04/01/2024(c)	800,000	830,135
		5,767,242
Paper & Forest Products-0.75%
Georgia-Pacific LLC, 0.63%, 05/15/2024(c)	819,000	811,256
Pharmaceuticals-2.24%
Johnson & Johnson, 2.45%, 03/01/2026	773,000	806,052
Merck & Co., Inc., 2.75%, 02/10/2025	773,000	807,776
Pfizer, Inc., 3.00%, 12/15/2026(b)	750,000	805,645
		2,419,473
Road & Rail-0.76%
Burlington Northern Santa Fe LLC, 3.40%, 09/01/2024	775,000	821,518
Semiconductors & Semiconductor Equipment-4.67%
Applied Materials, Inc., 3.30%, 04/01/2027	800,000	868,929
Intel Corp., 3.70%, 07/29/2025	802,000	869,076
KLA Corp., 4.65%, 11/01/2024	800,000	872,440
QUALCOMM, Inc., 3.25%, 05/20/2027	740,000	798,900
Texas Instruments, Inc., 1.38%, 03/12/2025	802,000	810,231
Xilinx, Inc., 2.95%, 06/01/2024	799,000	831,759
		5,051,335
Software-2.24%
Microsoft Corp., 2.40%, 08/08/2026	770,000	804,048
Oracle Corp., 2.50%, 04/01/2025	779,000	803,951
salesforce.com, inc., 3.70%, 04/11/2028	730,000	815,339
		2,423,338

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Specialty Retail-1.54%
Ross Stores, Inc., 4.60%, 04/15/2025	$739,000	$812,984
TJX Cos., Inc. (The), 2.25%, 09/15/2026(b)	820,000	847,413
		1,660,397
Technology Hardware, Storage & Peripherals-0.79%
Apple, Inc., 3.25%, 02/23/2026	800,000	856,560
Textiles, Apparel & Luxury Goods-0.78%
VF Corp., 2.40%, 04/23/2025(b)	820,000	846,729
Tobacco-0.79%
Philip Morris International, Inc., 2.88%, 05/01/2024	819,000	856,264
Wireless Telecommunication Services-0.68%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(c)	700,000	730,989
Total U.S. Dollar Denominated Bonds & Notes (Cost $108,249,730)		107,415,522
	Shares
Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $221,256)	221,256	221,256
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.52% (Cost $108,470,986)		107,636,778
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.43%
Invesco Private Government Fund, 0.02%(d)(e)(f)	3,061,291	$3,061,291
Invesco Private Prime Fund, 0.11%(d)(e)(f)	7,140,869	7,143,011
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,204,866)		10,204,302
TOTAL INVESTMENTS IN SECURITIES-108.95% (Cost $118,675,852)		117,841,080
OTHER ASSETS LESS LIABILITIES-(8.95)%		(9,678,949)
NET ASSETS-100.00%		$108,162,131

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $19,088,063, which represented 17.65% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,647,212	$2,783,067	$(4,209,023)	$-	$-	$221,256	$39
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,596,333	6,352,997	(4,888,039)	-	-	3,061,291	137*
Invesco Private Prime Fund	3,724,778	11,697,199	(8,278,086)	(564)	(316)	7,143,011	1,703*
Total	$6,968,323	$20,833,263	$(17,375,148)	$(564)	$(316)	$10,425,558	$1,879

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
November 30, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Investment Grade Value ETF (IIGV)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.29%
Aerospace & Defense-2.87%
L3Harris Technologies, Inc.
4.40%, 06/15/2028(b)	$275,000	$311,194
4.40%, 06/15/2028	270,000	305,536
Raytheon Technologies Corp.
3.50%, 03/15/2027	285,000	307,765
4.13%, 11/16/2028	265,000	298,095
Textron, Inc., 3.00%, 06/01/2030	290,000	302,683
		1,525,273
Airlines-1.14%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(c)	280,000	307,255
Southwest Airlines Co., 5.13%, 06/15/2027	260,000	296,613
		603,868
Automobiles-0.58%
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025(c)	290,000	305,388
Banks-4.02%
Bank of America Corp., 4.20%, 08/26/2024	270,000	290,442
BBVA USA, 3.88%, 04/10/2025	300,000	323,716
Citigroup, Inc., 4.45%, 09/29/2027	280,000	311,702
JPMorgan Chase & Co., 3.88%, 09/10/2024	290,000	310,036
PNC Bank N.A., 4.05%, 07/26/2028	250,000	282,835
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030	300,000	309,460
Wells Fargo & Co., 3.00%, 04/22/2026	290,000	304,589
		2,132,780
Beverages-1.16%
Constellation Brands, Inc., 2.25%, 08/01/2031	315,000	307,380
Keurig Dr Pepper, Inc., 4.60%, 05/25/2028	270,000	308,802
		616,182
Biotechnology-1.75%
Biogen, Inc., 4.05%, 09/15/2025	280,000	304,569
Gilead Sciences, Inc., 3.65%, 03/01/2026	289,000	311,894
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	330,000	309,782
		926,245
Building Products-1.16%
Carlisle Cos., Inc., 2.75%, 03/01/2030	300,000	308,252
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029	286,000	307,923
		616,175
Capital Markets-5.20%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(c)	268,000	309,627
Ares Capital Corp., 4.25%, 03/01/2025	290,000	306,298
BlackRock, Inc., 1.90%, 01/28/2031	310,000	307,689
FMR LLC, 7.57%, 06/15/2029(c)	200,000	279,022
Franklin Resources, Inc., 1.60%, 10/30/2030	330,000	314,307
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	290,000	307,863
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	275,000	306,206
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029(b)(c)	290,000	321,574
Morgan Stanley, 3.88%, 01/27/2026	280,000	304,159
		2,756,745
	Principal Amount	Value
Chemicals-0.60%
International Flavors & Fragrances, Inc., 2.30%, 11/01/2030(c)	$320,000	$315,747
Construction Materials-1.20%
Eagle Materials, Inc., 2.50%, 07/01/2031	330,000	326,312
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	310,000	309,162
		635,474
Containers & Packaging-1.16%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031(b)	305,000	310,347
WRKCo, Inc., 4.90%, 03/15/2029(b)	260,000	303,759
		614,106
Diversified Consumer Services-0.57%
Block Financial LLC, 3.88%, 08/15/2030	285,000	303,081
Diversified Financial Services-3.55%
Blackstone Holdings Finance Co. LLC, 1.63%, 08/05/2028(c)	320,000	311,164
Blue Owl Finance LLC, 3.13%, 06/10/2031(c)	320,000	314,133
ERAC USA Finance LLC, 3.80%, 11/01/2025(c)	282,000	304,647
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	280,000	304,092
Nuveen LLC, 4.00%, 11/01/2028(c)	275,000	308,896
Pine Street Trust I, 4.57%, 02/15/2029(c)	300,000	342,801
		1,885,733
Diversified Telecommunication Services-1.17%
AT&T, Inc., 4.30%, 02/15/2030	270,000	305,072
Verizon Communications, Inc., 2.55%, 03/21/2031	310,000	313,142
		618,214
Electric Utilities-6.35%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	315,000	304,186
American Electric Power Co., Inc., Series J, 4.30%, 12/01/2028(b)	275,000	308,047
Baltimore Gas and Electric Co., 2.25%, 06/15/2031(b)	305,000	304,629
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031(b)	310,000	312,624
Entergy Texas, Inc., 1.75%, 03/15/2031	300,000	283,439
Eversource Energy, Series R, 1.65%, 08/15/2030	330,000	310,335
Exelon Corp., 4.05%, 04/15/2030(b)	295,000	331,115
Georgia Power Co., Series B, 2.65%, 09/15/2029	300,000	305,754
Jersey Central Power & Light Co., 4.30%, 01/15/2026(c)	280,000	305,455
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(c)	270,000	299,519
Progress Energy, Inc., 7.75%, 03/01/2031	220,000	306,719
		3,371,822
Energy Equipment & Services-0.59%
Schlumberger Holdings Corp., 3.90%, 05/17/2028(c)	284,000	310,448
Entertainment-1.17%
Activision Blizzard, Inc., 3.40%, 09/15/2026	290,000	311,015
Walt Disney Co. (The), 2.65%, 01/13/2031(b)	300,000	311,751
		622,766
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Value ETF (IIGV)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Equity REITs-7.54%
American Tower Corp., 3.80%, 08/15/2029	$280,000	$304,203
Boston Properties L.P., 3.25%, 01/30/2031	305,000	318,907
Camden Property Trust, 2.80%, 05/15/2030	290,000	305,075
Crown Castle International Corp., 2.25%, 01/15/2031	320,000	309,779
Equinix, Inc., 3.20%, 11/18/2029	310,000	324,910
ERP Operating L.P., 3.00%, 07/01/2029	290,000	308,774
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031(b)	300,000	283,470
Prologis L.P., 2.25%, 04/15/2030	308,000	311,660
Realty Income Corp., 3.25%, 01/15/2031	286,000	307,824
Regency Centers L.P., 3.70%, 06/15/2030	275,000	301,044
Simon Property Group L.P., 2.45%, 09/13/2029	306,000	310,716
Sun Communities Operating L.P., 2.70%, 07/15/2031	310,000	310,870
Ventas Realty L.P., 4.40%, 01/15/2029	270,000	305,995
		4,003,227
Food & Staples Retailing-1.72%
Costco Wholesale Corp., 1.60%, 04/20/2030	315,000	307,031
Mars, Inc., 3.20%, 04/01/2030(c)	285,000	306,359
Sysco Corp., 5.95%, 04/01/2030(b)	240,000	301,321
		914,711
Food Products-2.92%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	300,000	303,551
Campbell Soup Co., 4.15%, 03/15/2028	275,000	306,305
Cargill, Inc., 2.13%, 11/10/2031(c)	315,000	312,286
Hormel Foods Corp., 1.80%, 06/11/2030(b)	320,000	314,153
Ingredion, Inc., 2.90%, 06/01/2030(b)	300,000	314,079
		1,550,374
Gas Utilities-2.27%
Atmos Energy Corp., 1.50%, 01/15/2031	300,000	282,263
ONE Gas, Inc., 1.10%, 03/11/2024	310,000	305,889
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	287,000	309,191
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	300,000	308,920
		1,206,263
Health Care Equipment & Supplies-3.58%
Ascension Health, Series B, 2.53%, 11/15/2029	290,000	302,955
Boston Scientific Corp., 2.65%, 06/01/2030	305,000	310,796
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	290,000	309,002
Providence St. Joseph Health Obligated Group, Series 19-A, 2.53%, 10/01/2029	300,000	311,668
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	350,000	353,705
Stryker Corp., 3.50%, 03/15/2026	290,000	311,704
		1,899,830
Health Care Providers & Services-2.98%
AmerisourceBergen Corp., 2.70%, 03/15/2031	340,000	345,037
CommonSpirit Health, 3.35%, 10/01/2029	290,000	309,733
Health Care Service Corp., 2.20%, 06/01/2030(c)	315,000	311,930
Quest Diagnostics, Inc., 2.95%, 06/30/2030	290,000	303,295
Sutter Health, Series 20-A, 2.29%, 08/15/2030	310,000	313,638
		1,583,633
Hotels, Restaurants & Leisure-0.57%
Booking Holdings, Inc., 4.63%, 04/13/2030	260,000	304,696
	Principal Amount	Value
Household Durables-0.57%
NVR, Inc., 3.00%, 05/15/2030	$290,000	$302,462
Household Products-0.55%
Procter & Gamble Co. (The), 3.00%, 03/25/2030	270,000	294,131
Industrial Conglomerates-1.16%
3M Co., 2.38%, 08/26/2029(b)	300,000	309,207
Roper Technologies, Inc., 1.75%, 02/15/2031	330,000	308,200
		617,407
Insurance-8.75%
Aflac, Inc., 3.60%, 04/01/2030	280,000	310,679
Athene Holding Ltd., 4.13%, 01/12/2028	281,000	308,303
Berkshire Hathaway Finance Corp., 1.45%, 10/15/2030(b)	320,000	305,924
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(c)	330,000	325,436
Fidelity National Financial, Inc., 3.40%, 06/15/2030	290,000	308,313
First American Financial Corp., 2.40%, 08/15/2031	300,000	292,330
Five Corners Funding Trust II, 2.85%, 05/15/2030(c)	300,000	311,009
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	268,000	305,804
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(c)	280,000	303,338
New York Life Global Funding, 0.85%, 01/15/2026(c)	320,000	313,653
Northwestern Mutual Global Funding, 0.80%, 01/14/2026(c)	320,000	312,786
Primerica, Inc., 2.80%, 11/19/2031	310,000	313,951
Principal Financial Group, Inc., 2.13%, 06/15/2030	310,000	308,724
Sammons Financial Group, Inc., 3.35%, 04/16/2031(c)	300,000	310,895
Willis North America, Inc., 2.95%, 09/15/2029	300,000	311,308
		4,642,453
Interactive Media & Services-0.56%
Alphabet, Inc., 1.10%, 08/15/2030(b)	320,000	299,376
IT Services-4.57%
Amdocs Ltd., 2.54%, 06/15/2030	320,000	320,555
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	310,000	313,275
DXC Technology Co., 1.80%, 09/15/2026	300,000	295,157
Fiserv, Inc., 3.50%, 07/01/2029	280,000	299,191
International Business Machines Corp., 3.50%, 05/15/2029	250,000	271,983
Kyndryl Holdings, Inc., 2.05%, 10/15/2026(c)	310,000	302,980
PayPal Holdings, Inc., 2.85%, 10/01/2029	295,000	310,743
VeriSign, Inc., 2.70%, 06/15/2031	305,000	308,283
		2,422,167
Life Sciences Tools & Services-1.22%
Agilent Technologies, Inc., 2.30%, 03/12/2031	330,000	327,292
PerkinElmer, Inc., 3.30%, 09/15/2029	301,000	318,837
		646,129
Machinery-0.54%
Cummins, Inc., 1.50%, 09/01/2030	300,000	285,371
Media-2.31%
Comcast Corp., 4.15%, 10/15/2028	270,000	306,121

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Value ETF (IIGV)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Media-(continued)
Fox Corp., 4.71%, 01/25/2029	$280,000	$320,330
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	250,000	293,489
ViacomCBS, Inc., 7.88%, 07/30/2030	220,000	306,789
		1,226,729
Metals & Mining-0.58%
Newmont Corp., 2.25%, 10/01/2030	315,000	308,352
Multi-Utilities-1.78%
Ameren Corp., 3.50%, 01/15/2031(b)	285,000	311,315
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	290,000	306,344
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	340,000	325,669
		943,328
Oil, Gas & Consumable Fuels-8.68%
Cameron LNG LLC, 2.90%, 07/15/2031(c)	290,000	304,696
Chevron Corp., 1.55%, 05/11/2025	303,000	305,426
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.40%, 12/01/2026(c)	285,000	306,743
Colonial Enterprises, Inc., 3.25%, 05/15/2030(c)	282,000	300,804
ConocoPhillips, 6.95%, 04/15/2029(b)	240,000	316,109
Devon Energy Corp., 7.88%, 09/30/2031	220,000	311,802
Exxon Mobil Corp., 2.99%, 03/19/2025	290,000	305,511
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(c)	305,000	310,567
Midwest Connector Capital Co. LLC, 3.90%, 04/01/2024(c)	295,000	306,112
ONEOK, Inc., 4.55%, 07/15/2028	285,000	318,745
Phillips 66, 2.15%, 12/15/2030(b)	320,000	305,348
Phillips 66 Partners L.P., 3.15%, 12/15/2029	300,000	310,352
Pioneer Natural Resources Co., 1.90%, 08/15/2030	300,000	284,425
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/2030(c)	305,000	310,063
Williams Cos., Inc. (The), 2.60%, 03/15/2031	310,000	307,275
		4,603,978
Paper & Forest Products-0.59%
Georgia-Pacific LLC, 2.30%, 04/30/2030(c)	310,000	314,472
Personal Products-0.59%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030(b)	300,000	312,094
Pharmaceuticals-1.18%
Bristol-Myers Squibb Co., 3.40%, 07/26/2029	280,000	307,343
Viatris, Inc., 2.70%, 06/22/2030	320,000	320,070
		627,413
Professional Services-0.56%
Equifax, Inc., 2.35%, 09/15/2031	300,000	295,640
Road & Rail-0.58%
Union Pacific Corp., 3.95%, 09/10/2028	274,000	307,406
Semiconductors & Semiconductor Equipment-1.76%
Analog Devices, Inc., 2.10%, 10/01/2031	310,000	310,989
Lam Research Corp., 4.00%, 03/15/2029	271,000	306,335
NVIDIA Corp., 2.85%, 04/01/2030	295,000	313,813
		931,137
	Principal Amount	Value
Software-1.13%
Citrix Systems, Inc., 1.25%, 03/01/2026	$320,000	$310,431
ServiceNow, Inc., 1.40%, 09/01/2030	310,000	289,588
		600,019
Specialty Retail-1.75%
AutoZone, Inc., 4.00%, 04/15/2030	280,000	313,517
Best Buy Co., Inc., 1.95%, 10/01/2030	320,000	307,817
Dell International LLC/EMC Corp., 5.30%, 10/01/2029	260,000	308,480
		929,814
Technology Hardware, Storage & Peripherals-0.59%
Apple, Inc., 3.25%, 02/23/2026	290,000	310,503
Textiles, Apparel & Luxury Goods-1.15%
NIKE, Inc., 2.85%, 03/27/2030	290,000	308,874
Ralph Lauren Corp., 2.95%, 06/15/2030	290,000	303,332
		612,206
Tobacco-0.58%
Altria Group, Inc., 4.80%, 02/14/2029	273,000	309,406
Trading Companies & Distributors-0.58%
Air Lease Corp., 2.88%, 01/15/2026	300,000	308,203
Water Utilities-0.58%
American Water Capital Corp., 3.75%, 09/01/2028	277,000	306,670
Wireless Telecommunication Services-0.58%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(c)	293,125	306,102
Total U.S. Dollar Denominated Bonds & Notes (Cost $53,433,971)		52,685,749
	Shares
Money Market Funds-0.33%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $176,828)	176,828	176,828
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.62% (Cost $53,610,799)		52,862,577
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.87%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,729,625	1,729,625
Invesco Private Prime Fund, 0.11%(d)(e)(f)	4,034,582	4,035,793
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,765,600)		5,765,418
TOTAL INVESTMENTS IN SECURITIES-110.49% (Cost $59,376,399)		58,627,995
OTHER ASSETS LESS LIABILITIES-(10.49)%		(5,565,147)
NET ASSETS-100.00%		$53,062,848

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Value ETF (IIGV)—(continued)
November 30, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $9,905,907, which represented 18.67% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$427,245	$1,159,698	$(1,410,115)	$-	$-	$176,828	$24
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,248,805	3,305,179	(2,824,359)	-	-	1,729,625	78*
Invesco Private Prime Fund	2,913,879	7,314,800	(6,192,496)	(182)	(208)	4,035,793	949*
Total	$4,589,929	$11,779,677	$(10,426,970)	$(182)	$(208)	$5,942,246	$1,051

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Investment Grade Defensive ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$107,415,522	$-	$107,415,522
Money Market Funds	221,256	10,204,302	-	10,425,558
Total Investments	$221,256	$117,619,824	$-	$117,841,080
Invesco Investment Grade Value ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$52,685,749	$-	$52,685,749
Money Market Funds	176,828	5,765,418	-	5,942,246
Total Investments	$176,828	$58,451,167	$-	$58,627,995